Digital Assets Payable (Tables)	12 Months Ended
Mar. 31, 2024
Digital Assets Payable [Abstract]
Schedule of Digital Assets Payable
	2024	2023
	US$	US$
Digital assets payables to:
Related parties	8,926,859	22,854,211
Third party payables	71,437,331	9,796,120
Cryptocurrency exchange	—	1,533,167
Total	80,364,190	34,183,498

Schedule of Movement of Digital Assets Payables	Movement of digital assets payables was shown below:
	Digital assets payable
	2024	2023
	US$	US$
As of April 1	34,183,498	6,200,109
Entered during the year	518,068,292	296,810,473
Settled during the year	(487,892,827)	(274,172,598)
Unrealized fair value loss	16,005,227	5,354,514
As of March 31	80,364,190	34,183,498